Risk management and financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Fair value through profit or loss	R$ 353,838	R$ 49,107
Amortized cost	377,879	99,108
Liabilities
Fair value through profit or loss
Amortized cost	353,498	200,363
Level 1
Assets
Total financial assets	353,764	49,680
Liabilities
Total financial liabilities
Level 2
Assets
Total financial assets	74
Loans and financing
Liabilities
Fair value through profit or loss
Amortized cost	208,138	98,975
Loans and financing | Level 1
Liabilities
Total financial liabilities
Trade and other payable
Liabilities
Fair value through profit or loss
Amortized cost	145,360	101,388
Trade and other payable | Level 1
Liabilities
Total financial liabilities
Cash and cash equivalents
Assets
Fair value through profit or loss	346,759	46,880
Amortized cost	235,472	13,099
Cash and cash equivalents | Level 1
Assets
Total financial assets	346,759	47,453
Interest earnings bank deposits
Assets
Fair value through profit or loss	7,005	2,227
Amortized cost
Interest earnings bank deposits | Level 1
Assets
Total financial assets	7,005	2,227
Trade accounts receivable
Assets
Fair value through profit or loss
Amortized cost	142,407	86,009
Trade accounts receivable | Level 1
Assets
Total financial assets
Derivative financial instruments
Assets
Fair value through profit or loss	74
Amortized cost
Derivative financial instruments | Level 1
Assets
Total financial assets
Derivative financial instruments | Level 2
Assets
Total financial assets	R$ 74